DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF DEPOSITS
	2025	2024

Non Interest bearing transaction	$92,241	$60,392
Interest bearing transaction	48,141	27,285
Savings	97,168	81,592
Certificates of deposit	9,148	3,740

	$246,698	$173,009